NOTE PAYABLE	9 Months Ended
Sep. 30, 2013
NOTE PAYABLE [Abstract]
NOTES PAYABLE

NOTE 4 - NOTE PAYABLE

On September 9, 2013, the Company closed a Subscription Agreement by which one institutional investor purchased a) a Variable Rate Senior Secured Convertible Note payable having a total principal amount of $1,010,000, convertible into common shares of the Company at $0.25 per share and maturing March 9, 2015; b) Warrants to purchase a total of 3,030,000 shares of common stock, at $0.50 per share, exercisable for four years, and c) a greenshoe to purchase a total of 2,000,000 shares of common stock at $0.25 per share, exercisable for one year from the closing date. The fair value of the beneficial conversion feature of the warrants and greenshoe totaled $952,254 and was recorded as a derivative liability until the registration statement becomes effective. The Company recorded a discount on the note for beneficial conversion feature of the note.   The $952,254 discount on the beneficial conversion feature is being amortized as interest expense over the term of the note. As of September 30, 2013, the Company has amortized $39,278 of the discount, with the remaining $912,976 unamortized discount being offset against the outstanding balance of the note in the accompanying balance sheet.  The derivative liability was adjusted to fair market value at September 30, 2013, resulting in the recording of a gain totaling $175,407.